OPERATING LEASES - Maturities of Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Year 1	$ 1,198
Year 2	1,158
Year 3	1,191
Year 4	598
Total minimum lease payments	4,145	$ 4,518
Less: Imputed interest	(200)	(282)
Present value of operating lease liabilities	$ 3,945	$ 4,236